Convertible Promissory Notes (FY)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Promissory Notes
10. Convertible promissory notes

In 2017, the Company issued certain 10% Convertible Promissory Notes which have a six month term from the subscription date, accrue interest at 10% per annum and the note holders can convert the 10% Convertible Promissory Notes at any time during the term to the number of shares of Company common stock, equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.11. The 10% Convertible Promissory Notes include a warrant agreement (the “Class N Warrant”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount by (ii) $0.11. The Class N Warrants expired on September 3, 2019, as amended.

The 10% Convertible Promissory Notes include a warrant agreement (the “Class N Warrant”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount by (ii) $0.11. During the years ended December 31, 2018, the Company issued 10,599,999 Class N Warrants in connection with the closings of 10% Convertible Promissory Notes.

The calculated fair value of the Class N Warrants was determined using the Black-Scholes pricing model based on the following assumptions:

December 31, 2018
Weighted average contractual term in years	1.13-1.19
Weighted average risk free interest rate	1.98% - 2.15%
Weighted average volatility	94% - 99%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

Additional debt issuance costs will be incurred and amortized over the remaining lives of the 10% Convertible Promissory Notes when Class N Warrants are issued per the engagement letter with West Park Capital. On June 29, 2018, the Company issued 1,242,955 Class N Warrants to West Park Capital per the terms of a placement agent agreement and $417,633 was expensed as interest expense. On October 4, 2018, the Company issued 1,242,954 Class N Warrants to West Park Capital per the terms of a placement agent agreement and $91,233 was expensed as interest expense.

As of August 2, 2018, the Company defaulted on all of the 10% Convertible Promissory Notes issued and began accruing interest at the default interest rate of 18%.

The 10% Convertible Promissory Notes had an aggregate outstanding principal balance of $0 and $2,652,377, net of $0 beneficial conversion feature, warrant discount and debt issuance costs at December 31, 2019 and 2018, respectively. The common shares related to the conversion of the Convertible Promissory Notes were issued during the year ended December 31, 2019 (see Note 13).

Interest expense on the 10% Convertible Promissory Notes totaled $280,936 and $3,565,198 for the years ended December 31, 2019 and 2018, respectively.

Kevin A. Richardson II, CEO, chairperson of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amount of $260,000 and was issued 2,363,636 Class N Warrants for the year ended December 31, 2018. A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amount of $170,000 and was issued 1,545,455 and Class N Warrants for the years ended December 31, 2018.

On January 29, 2018, the Company entered into an additional 10% Convertible Promissory Note with an accredited investor in the amount of $71,500 and issued 650,000 Class N Warrants in connection with such 10% Convertible Promissory Note. The Company intends to use the proceeds from such 10% Convertible Promissory Note for payment of services to an investor relations company and the account of the attorney updating the Registration Statement on Form S-1 of the Company filed under the Securities Act of 1933, as amended, on January 3, 2017 (File No. 333-213774), which registration statement shall also register the shares issuable upon conversion of such 10% Convertible Promissory Note and issuable upon the exercise of a Class N Warrants issued concurrently with the issuance of such 10% Convertible Promissory Note.

In 2018, the Company recorded $35,396 debt discount for the beneficial conversion feature of the 10% Convertible Promissory Note and $36,104 in debt discount for the discount on the Class N Warrant agreement to be amortized over the life of the 10% Convertible Promissory Note.

December 31, 2018
Weighted average contractual term in years	1.14
Weighted average risk free interest rate	1.96%
Weighted average volatility	98.2%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

The 10% Convertible Promissory Note was converted in full in August 2018 (See Note 13).